Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Contributed surplus [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Debt securities at FVOCI [member]	Non-controlling interests [member]
Balance at beginning of period at Oct. 31, 2021		$ 4,325	$ 14,351	$ 110		$ 25,793				$ 58	$ 137	$ 634	$ (28)	$ 75	$ 193	$ 182
Net income attributable to equity shareholders	$ 3,382					3,382
Net income attributable to non-controlling interests	10															10
Net gains (losses) on equity securities designated at FVOCI														54
Net change in securities measured at FVOCI															(598)
Net change in foreign currency translation adjustments										627
Net change in cash flow hedges	(488)										(488)
Net change in post-employment defined benefit plans	428											428
Net change attributable to changes in credit risk	147												147
Dividends and distributions							$ (88)	$ (1,452)								(4)
Premium on purchase of common shares for cancellation						(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(37)
Issue of equity		0	225
Compensation expense arising from equity-settled share-based awards				12
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						37
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(8)
Treasury shares			(2)
Redemption of preferred shares		0
Other				1	[1]											5
Balance at end of period at Apr. 30, 2022	47,947	4,325	14,545	115		27,567			$ 1,202	685	(351)	1,062	119	92	(405)	193
Balance at beginning of period at Jan. 31, 2022		4,325	14,457	116		26,807				493	72	740	11	72	10	189
Net income attributable to equity shareholders	1,518					1,518
Net income attributable to non-controlling interests	5															5
Net gains (losses) on equity securities designated at FVOCI														35
Net change in securities measured at FVOCI															(415)
Net change in foreign currency translation adjustments										192
Net change in cash flow hedges	(423)										(423)
Net change in post-employment defined benefit plans	322											322
Net change attributable to changes in credit risk	108												108
Dividends and distributions							(47)	(726)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(15)
Issue of equity		0	90
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						15
Exercise of stock options and settlement of other equity-settled share-based awards				(2)
Treasury shares			(2)
Redemption of preferred shares		0
Other				(2)	[1]											1
Balance at end of period at Apr. 30, 2022	47,947	4,325	14,545	115		27,567			1,202	685	(351)	1,062	119	92	(405)	193
Balance at beginning of period at Oct. 31, 2022	50,382	4,923	14,726	115		28,823				1,811	(662)	832	234	(5)	(616)	201
Net income attributable to equity shareholders	423					423
Net income attributable to non-controlling interests	9															9
Net gains (losses) on equity securities designated at FVOCI														6
Net change in securities measured at FVOCI															122
Net change in foreign currency translation adjustments										(467)
Net change in cash flow hedges	203										203
Net change in post-employment defined benefit plans	(94)											(94)
Net change attributable to changes in credit risk	(148)												(148)
Dividends and distributions							(72)	(771)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														0
Issue of equity		0	322
Compensation expense arising from equity-settled share-based awards				2
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						0
Exercise of stock options and settlement of other equity-settled share-based awards				(2)
Treasury shares		2	(2)
Redemption of preferred shares		0
Other				0	[1]											(5)
Balance at end of period at Jan. 31, 2023	49,908	4,925	15,046	115		28,403			1,216	1,344	(459)	738	86	1	(494)	203
Balance at beginning of period at Oct. 31, 2022	50,382	4,923	14,726	115		28,823				1,811	(662)	832	234	(5)	(616)	201
Net income attributable to equity shareholders	2,100					2,100
Net income attributable to non-controlling interests	20															20
Net gains (losses) on equity securities designated at FVOCI														13
Net change in securities measured at FVOCI															231
Net change in foreign currency translation adjustments										(114)
Net change in cash flow hedges	201										201
Net change in post-employment defined benefit plans	(163)											(163)
Net change attributable to changes in credit risk	(141)												(141)
Dividends and distributions							(139)	(1,546)								(4)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(2)
Issue of equity			663
Compensation expense arising from equity-settled share-based awards				5
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						2
Exercise of stock options and settlement of other equity-settled share-based awards				(3)
Treasury shares		2
Other				1	[1]											(2)
Balance at end of period at Apr. 30, 2023	51,506	4,925	15,389	118		29,240			1,619	1,697	(461)	669	93	6	(385)	215
Balance at beginning of period at Jan. 31, 2023	49,908	4,925	15,046	115		28,403			1,216	1,344	(459)	738	86	1	(494)	203
Net income attributable to equity shareholders	1,677					1,677
Net income attributable to non-controlling interests	11															11
Net gains (losses) on equity securities designated at FVOCI														7
Net change in securities measured at FVOCI															109
Net change in foreign currency translation adjustments										353
Net change in cash flow hedges	(2)										(2)
Net change in post-employment defined benefit plans	(69)											(69)
Net change attributable to changes in credit risk	7												7
Dividends and distributions							$ (67)	$ (775)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(2)
Issue of equity			341
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						2
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares			2
Other				1	[1]											3
Balance at end of period at Apr. 30, 2023	$ 51,506	$ 4,925	$ 15,389	$ 118		$ 29,240			$ 1,619	$ 1,697	$ (461)	$ 669	$ 93	$ 6	$ (385)	$ 215

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.